PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Total	$ 12,293,109	$ 11,735,638
Less: Accumulated depreciation	(5,922,209)	(4,594,574)
Property and equipment, net	6,370,900	7,141,064
Depreciation expense	1,095,693	1,130,747	$ 991,750
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total	4,516,963	4,327,441
Machinery
PROPERTY AND EQUIPMENT, NET
Total	6,932,553	6,600,001
Furniture, fixtures and equipment
PROPERTY AND EQUIPMENT, NET
Total	454,106	435,052
Vehicles
PROPERTY AND EQUIPMENT, NET
Total	42,988	41,184
Medical equipment
PROPERTY AND EQUIPMENT, NET
Total	$ 346,499	$ 331,960